August 6, 2007
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
(File Nos. 33-73404 and 811-08236)
Ladies and Gentlemen:
          Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Trust’s Prospectus for the Multi-Manager Funds dated July 31, 2007, does not differ from that contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 30, 2007 (Accession #: 0000950137-07-010803).
          Please do not hesitate to contact the undersigned at (617) 338-4595 if you have any questions.

Very truly yours,
/s/ David James
David James

cc:	Craig Carberry, Esq.
Diana McCarthy, Esq.
Linda J. Hoard, Esq.